INVESTMENTS IN DIRECT FINANCING LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 747,714	$ 825,460
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(340,027)	(362,959)
Net minimum lease payments receivable	407,687	462,501
Estimated residual values of leased property (un-guaranteed)	193,299	195,238
Less: unearned income	(126,442)	(146,296)
Total investment in direct financing and sales-type leases	474,544	511,443
Current portion	31,634	37,145
Long-term portion	$ 442,910	$ 474,298